Share capital and reserves - Additional Information (Detail) £ / shares in Units, £ in Millions	Oct. 26, 2020 GBP (£) shares	Apr. 09, 2020 GBP (£) £ / shares shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares	Oct. 26, 2020 $ / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 £ / shares
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.002	£ 0.002	£ 0.002		£ 0.002	£ 0.002
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Stock issued during period shares issued | shares	10,287,000
Share issue price per share | $ / shares					$ 17.50
Stock issued during period shares issued value | £	£ 126.5
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Stock issued during period shares issued | shares	10,287,000
Proceeds from stock options issued to employees | £	£ 0.5
Ordinary shares [member] | Durable Partners LP [Member]
Disclosure of classes of share capital [line items]
Stock issued during period shares issued | shares		10,000,000
Share issue price per share | £ / shares		£ 11.00
Stock issued during period shares issued value | £		£ 110.0